<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     3/31/2012

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 402
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		May 14, 2012

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Bank of New York Mellon Corp file number 028-12592
Blackrock Advisors file number 028-04295
Columbia Partners file number 028-05386
Guardian Investment Management 028-12111
Invesco AIM Capital Mgt file number 028-11293
Lazard Asset Management 028-10469
McDonnell Investment Management file number 028-10377
Merrill Lynch - London Dividend 028-00791
Parametric Portfolio Assoc 028-04558
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Victory Capital Mgt file number 028-06354


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alliqua, Inc.                  COM                               3    50000 SH       Sole                                      50000
AT&T Inc.                      COM              00206R102      644    20624 SH       Sole                                      20624
Autonation Inc. Com            COM              05329W102    15648   456083 SH       Sole                                     456083
Bank of America Corp           COM              060505104     1149   120105 SH       Sole                                     120105
Berkshire Hath Hld B           COM              846707024      442     5450 SH       Sole                                       5450
Berkshire Hathawy Cla A        COM              084990175     1463     1200 SH       Sole                                       1200
Bristol Myers Squibb Com       COM              110122108      378    11210 SH       Sole                                      11210
California Republic Bank       COM              130569106      214    22500 SH       Sole                                      22500
Chevron Corp                   COM              166764100      791     7376 SH       Sole                                       7376
Chipotle Mex Grill             COM              169656105      836     2000 SH       Sole                                       2000
Cyalume Tech Hldgs             COM              232429100     1102   300000 SH       Sole                                     300000
Cyalume Tech Warrants          COM              232429118        2   199006 SH       Sole                                     199006
Dominion Res Inc. New Va       COM              25746u109      325     6354 SH       Sole                                       6354
Du Pont E I De Nemours         COM              263534109      496     9382 SH       Sole                                       9382
Duke Energy Corp New           COM              26441C105     2848   135547 SH       Sole                                     135547
Eni S P A Sponsored Adr        COM              26874r108      234     5000 SH       Sole                                       5000
Exxon Mobil Corp               COM              30231G102      836     9641 SH       Sole                                       9641
General Electric               COM              369604103      518    25815 SH       Sole                                      25815
InspireMD, Inc.                COM                              26    14500 SH       Sole                                      14500
Intel Corp                     COM              458140100      202     7180 SH       Sole                                       7180
Johnson And Johnson Com        COM              478160104      295     4479 SH       Sole                                       4479
JP Morgan Chase & Co           COM              46625H100     3863    84024 SH       Sole                                      84024
Kimberly Clark                 COM              494368103      625     8454 SH       Sole                                       8454
Kraft Foods Inc. Va Cl A       COM              50075n104      228     6000 SH       Sole                                       6000
Linn Energy, LLC               COM              536020100      763    20000 SH       Sole                                      20000
Mcdonalds Corp Com             COM              580135101      467     4758 SH       Sole                                       4758
Microsoft Corp                 COM              594918104      830    25737 SH       Sole                                      25737
Natural Res Ptnrs LP           COM              63900P103      240    10000 SH       Sole                                      10000
Nestle S A Rep Rg Sh Adr       COM              641069406      283     4500 SH       Sole                                       4500
NextEra Energy, Inc.           COM              302571104    12398   202986 SH       Sole                                     202986
Parke Bancorp Inc.             COM                             177    25113 SH       Sole                                      25113
Pennsylvania Rl Est Tr Sh Ben  COM              709102107     3054   200000 SH       Sole                                     200000
Pfizer Inc. Del                COM              717081103      201     8882 SH       Sole                                       8882
Procter & Gamble Co            COM              742718109      491     7305 SH       Sole                                       7305
Psychemedics Corporation       COM              744375205      468    47618 SH       Sole                                      47618
Republic Services Inc.         COM              760759100    12724   416377 SH       Sole                                     416377
Resaca Exploitation Inc        COM              76083g302       83   122738 SH       Sole                                     122738
SPDR Tr Unit Ser 1             COM              78462F103      246     1750 SH       Sole                                       1750
Spectra Energy Corp            COM              847560109     2165    68618 SH       Sole                                      68618
Strategic Diagnostics Inc.     COM              862700101     1768   945440 SH       Sole                                     945440
Swisher Hygiene, Inc.          COM              870808102      246   100000 SH       Sole                                     100000
Taser International, Inc.      COM              87651b104       43    10000 SH       Sole                                      10000
Team Health Holdings, Inc.     COM              87817a107     6573   319678 SH       Sole                                     319678
The Blackstone Group L.P.      COM              09253U108      488    30620 SH       Sole                                      30620
Travelers Cos Inc.             COM              89417e109      255     4302 SH       Sole                                       4302
United Parcel Svc Cl B         COM              911312106      331     4100 SH       Sole                                       4100
Vanguard Growth ETF            COM              922908736    16975   239180 SH       Sole                                     239180
Vanguard Value ETF             COM              922908744    13841   239958 SH       Sole                                     239958
Verizon Communications Inc.    COM              92343v104      385    10064 SH       Sole                                      10064
VMware Inc                     COM              928563402      281     2500 SH       Sole                                       2500
Wal-Mart Stores Inc.           COM              931142103      560     9157 SH       Sole                                       9157
Waste Management Inc.          COM              94106L109      420    12000 SH       Sole                                      12000
Wisconsin Energy Corp          COM              976657106      475    13500 SH       Sole                                      13500